UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05809

Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.9% (99.8% of Total Investments)

	MUNICIPAL BONDS – 156.9% (99.8% of Total Investments)

	Alaska – 1.5% (1.0% of Total Investments)
$ 2,000	Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Refunding Series	No Opt. Call	AA+	$ 2,065,500
	2010A, 5.000%, 4/01/15
3,945	CivicVentures, Alaska, Revenue Bonds, Anchorage Convention Center Series 2006, 5.000%, 9/01/34 –	9/15 at 100.00	AA–	4,097,750
	NPFG Insured
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
7,500	5.000%, 6/01/32	10/14 at 100.00	B2	5,794,125
3,080	5.000%, 6/01/46	10/14 at 100.00	B2	2,300,945
16,525	Total Alaska			14,258,320
	Arizona – 1.1% (0.7% of Total Investments)
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	8,167,211
	2010A, 5.000%, 7/01/40
2,500	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	No Opt. Call	AA	2,581,550
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/35 – FGIC Insured
10,280	Total Arizona			10,748,761
	Arkansas – 0.5% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 –	10/14 at 100.00	N/R	3,795,370
	ACA Insured
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	1,004,700
	Series 2005A, 5.000%, 2/01/35
6,080	Total Arkansas			4,800,070
	California – 21.0% (13.4% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	3,768,590
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,423,418
	2005B, 0.000%, 8/01/28 – AGM Insured
15,870	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA	13,769,923
	Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,483,750
	2013S-4, 5.000%, 4/01/38
3,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H,	5/18 at 100.00	AA	3,735,648
	5.000%, 5/01/22 – AGM Insured
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,127,900
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,239,400
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A,	7/20 at 100.00	Baa2	2,470,406
	5.750%, 7/01/40
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	3,978,721
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
1,300	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I,	11/23 at 100.00	A1	1,428,622
	5.000%, 11/01/38
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	Aa3	5,273,150
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	Aa3	17,112,000
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Aa3	10,906,600
6,435	California State, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 –	No Opt. Call	Aa3	7,053,404
	AMBAC Insured
3,770	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	4,104,173
	Obligated Group, Series 2010, 5.250%, 11/01/30
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A	3,277,860
	Healthcare West, Series 2008C, 5.625%, 7/01/35
5,000	Coast Community College District, Orange County, California, General Obligation Bonds,	8/18 at 100.00	Aa1	5,506,650
	Series 2006C, 5.000%, 8/01/32 – AGM Insured
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 56.01	AA	3,616,525
	Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/31 at 100.00	BBB–	550,705
	Bonds, Series 2013A, 0.000%, 1/15/42
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,520	4.500%, 6/01/27	6/17 at 100.00	B	2,244,035
7,750	5.000%, 6/01/33	6/17 at 100.00	B	6,243,478
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,108,755
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	7,950,700
	Bonds, Series 2007A-2, 5.300%, 6/01/37
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,138,100
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C,	8/17 at 100.00	Aa1	5,530,900
	5.000%, 8/01/32 – FGIC Insured
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,838,462
	5.375%, 7/01/34
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election	No Opt. Call	AA–	1,489,244
	2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured
1,855	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,094,840
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	4,307,556
	6.500%, 11/01/39
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	10/14 at 100.00	N/R (4)	1,162,100
	5.125%, 12/01/23 – AMBAC Insured (ETM)
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	2,163,660
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
3,600	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	1,742,436
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
8,985	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	9,898,954
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	Aaa	2,623,019
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)
2,525	Palmdale, California, Certificates of Participation, Park Improvement and Avenue Construction,	9/14 at 100.00	AA–	2,526,843
	Series 2002, 5.000%, 9/01/32 – NPFG Insured
5,960	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	8/17 at 100.00	AA–	6,204,777
	5.000%, 8/01/32 – NPFG Insured
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 –	No Opt. Call	AA	3,812,812
	AGC Insured
1,780	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/15 at 102.00	A3	1,829,342
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	3,022,135
	Tender Option Bond Trust 3504, 20.213%, 2/01/33 (IF)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	AA–	4,752,688
13,540	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	5,003,707
3,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	AA–	906,870
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,700,694
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AA+	2,659,600
	Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
2,315	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B+	2,256,037
	Bonds, Series 2005A-1, 4.750%, 6/01/23
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds,	No Opt. Call	AA+	1,798,841
	Series 2001B, 0.000%, 9/01/25 – FGIC Insured
2,515	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%,	8/15 at 100.00	AA–	2,608,181
	8/01/30 – NPFG Insured
2,730	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%,	8/15 at 100.00	AA– (4)	2,862,432
	8/01/30 (Pre-refunded 8/01/15) – NPFG Insured
228,175	Total California			200,308,643
	Colorado – 9.9% (6.3% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA (4)	5,584,425
	5.000%, 12/15/24 (Pre-refunded 12/15/15) – AGM Insured
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	6,388,672
	Series 2006A, 4.500%, 9/01/38
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A+	2,438,713
	Series 2011A, 5.000%, 2/01/41
14,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	14,974,120
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	2,042,440
	Association, Series 2007, 5.250%, 5/15/42
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	3,502,963
	5.000%, 11/15/43
2,000	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B, 3.000%, 12/01/14	No Opt. Call	AA+	2,019,440
13,620	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 –	No Opt. Call	AA–	11,109,698
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,450	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	7,202,139
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	13,648,090
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	5,263,967
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	AA–	6,493,685
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA (4)	768,552
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	5,760,800
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,157,513
40	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	41,341
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
2,130	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	2,216,265
1,145	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	1,191,373
138,930	Total Colorado			94,804,196
	Connecticut – 0.9% (0.6% of Total Investments)
7,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	8,153,026
	Series 2007Z-1, 5.000%, 7/01/42
	District of Columbia – 0.7% (0.5% of Total Investments)
1,875	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/14 at 100.00	A1	1,875,300
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	5,070,350
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
6,875	Total District of Columbia			6,945,650
	Florida – 8.0% (5.1% of Total Investments)
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/15 at 100.00	AA	1,552,200
1,805	5.800%, 1/01/36 – AGM Insured (Alternative Minimum Tax)	1/15 at 100.00	AA	1,813,646
5,600	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	No Opt. Call	AA+	5,682,768
	Group, Series 2003A, 5.250%, 11/15/14
2,820	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%,	1/16 at 100.00	AA+	2,885,339
	7/01/37 (Alternative Minimum Tax)
10,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM	4/15 at 100.00	AA	10,252,800
	Insured (UB)
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	No Opt. Call	AA	3,024,900
	Series 2007C, 5.000%, 10/01/14 – AGM Insured (Alternative Minimum Tax)
3,775	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	3,812,448
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	5,579,700
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,794,025
	5.000%, 10/01/27
3,150	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/15 at 100.00	AA	3,283,781
	2005, 5.000%, 7/01/24 – NPFG Insured
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA	2,476,058
	11/01/30 – NPFG Insured
5,500	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	No Opt. Call	AA	6,108,135
	5.000%, 7/01/31
1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue	10/19 at 100.00	A	1,792,189
	Bonds, Series 2009, 5.125%, 10/01/26
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa2	2,508,864
	8/01/25 – AMBAC Insured
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA–	5,459,358
	10/01/29 – FGIC Insured
	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	2,138,420
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	4,949,476
6,000	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	AA+	6,413,340
	BHAC Insured
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,593,667
	5.000%, 11/15/33
72,255	Total Florida			76,121,114
	Georgia – 2.4% (1.6% of Total Investments)
9,200	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.000%, 1/01/15	No Opt. Call	Aa3	9,388,324
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	5,898,100
	FGIC Insured
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	2,150,320
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
3,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Series 2006A,	2/16 at 100.00	N/R	3,023,910
	5.000%, 2/01/30 – SYNCORA GTY Insured
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	2,800,975
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
21,700	Total Georgia			23,261,629
	Illinois – 26.5% (16.8% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	A+	1,455,844
	2011A, 5.000%, 12/01/41
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,759,600
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,124,300
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
1,785	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	1,857,489
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	25,830,258
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	24,855,663
3,350	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 – AGM Insured	1/15 at 100.00	AA	3,414,153
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,745,302
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,575,200
15,285	0.000%, 11/01/19	No Opt. Call	AAA	13,994,335
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,678,890
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,078,740
	8/15/47 – AGC Insured (UB)
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	AA+	6,073,343
	Trust 1137, 9.252%, 7/01/15 (IF)
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,202,830
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,473,340
870	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	964,273
	6.000%, 7/01/43
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,722,100
	2011C, 5.500%, 8/15/41 (UB) (5)
	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical
	Centers, Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,478,083
3,055	5.500%, 8/15/30	8/18 at 100.00	BBB+	3,198,768
4,960	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	5,034,499
	Refunding Series 2007A, 5.250%, 5/01/34
505	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/14 at 100.00	BBB+ (4)	506,000
	Centers, Series 1999, 5.250%, 8/15/15 (Pre-refunded 8/15/14)
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	A–	2,686,775
2,235	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	2,434,139
	5.000%, 1/01/38
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	9,908,640
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Aaa	14,360,567
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	8,655,896
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	13,836,779
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	18,076,344
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	9,149,823
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	5,985,411
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA– (4)	6,337,678
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,834,689
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	22,104,186
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa3	3,651,800
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
290,220	Total Illinois			252,045,737
	Indiana – 3.8% (2.4% of Total Investments)
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	A3	3,126,810
	Series 2006, 5.250%, 8/01/36
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,688,595
	2012A, 5.000%, 5/01/42
3,075	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	3,182,225
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
805	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	852,471
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	AA–	797,303
	Group, Series 2006B, 5.000%, 2/15/23
435	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	447,463
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated	10/15 at 100.00	AA– (4)	4,338,274
	Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	3,153,690
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	2,072,600
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A,	No Opt. Call	A+	3,282,900
	5.000%, 1/01/31
9,560	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	6,601,467
	AMBAC Insured
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+ (4)	2,491,375
	Series 2005, 4.375%, 7/15/26 (Pre-refunded 7/15/15) – NPFG Insured
1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AA+ (4)	1,839,690
	5.000%, 7/15/25 (Pre-refunded 1/15/15) – NPFG Insured
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	AA	977,593
	2005Z, 0.000%, 1/15/28 – AGM Insured
38,245	Total Indiana			35,852,456
	Iowa – 2.4% (1.6% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,559,490
	5.500%, 7/01/21
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
3,000	5.000%, 12/01/19	No Opt. Call	BB–	3,161,070
2,220	5.250%, 12/01/25	12/23 at 100.00	BB–	2,348,383
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,000	5.375%, 6/01/38	6/15 at 100.00	B+	4,103,800
4,465	5.500%, 6/01/42	6/15 at 100.00	B+	3,686,259
5,400	5.625%, 6/01/46	6/15 at 100.00	B+	4,492,260
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	3,950,820
	5.600%, 6/01/34
26,085	Total Iowa			23,302,082
	Kansas – 0.2% (0.1% of Total Investments)
3,055	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	2,131,443
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Louisiana – 0.4% (0.3% of Total Investments)
220	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/14 at 100.00	Aaa	220,372
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26
4,000	Lafayette, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 (Pre-refunded	11/14 at 100.00	AA– (4)	4,051,360
	11/01/14) – NPFG Insured
4,220	Total Louisiana			4,271,732
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,150,496
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.7% (0.4% of Total Investments)
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,740,275
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB	2,701,241
	Hospital, Series 2008, 6.000%, 1/01/28
6,050	Total Maryland			6,441,516
	Massachusetts – 4.1% (2.6% of Total Investments)
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	6,665,875
	Lien Series 2010B, 5.000%, 1/01/37
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A–	1,360,038
	Obligated Group, Series 2013, 5.250%, 11/15/41
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – NPFG Insured	10/14 at 100.00	AA–	4,003,760
7,125	5.125%, 2/01/34 – NPFG Insured	10/14 at 100.00	AA–	7,129,774
4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	4,933,035
	System, Series 2010J, 5.000%, 7/01/39
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA	9,115,691
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	520,190
	Series 2008E-1 &2, 5.125%, 7/01/38
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	5,093,520
	2013A, 5.000%, 5/15/43
36,915	Total Massachusetts			38,821,883
	Michigan – 3.7% (2.4% of Total Investments)
1,060	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BB+	1,041,874
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	1,320,513
	4.500%, 11/01/23
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
5,565	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	AA–	5,567,003
5,000	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	4,926,450
3,305	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	3,286,856
	7/01/33 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.250%,	No Opt. Call	AA–	2,019,820
	7/01/16 – NPFG Insured
1,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2005C,	7/15 at 100.00	AA–	1,002,590
	5.000%, 7/01/22 – FGIC Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,130,060
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	AA–	2,858,188
	FGIC Insured
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	1,411,738
	Series 2008A, 6.875%, 6/01/42
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	A1	2,839,350
	Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,484,593
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
4,930	Wayne County Airport Authority, Michigan, Revenue Bonds, Series 2007, 5.000%, 12/01/27 – NPFG	12/17 at 100.00	AA–	5,272,191
	Insured (Alternative Minimum Tax)
37,535	Total Michigan			35,161,226
	Minnesota – 2.2% (1.4% of Total Investments)
5,000	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	5,117,700
	Corporation, Series 2007, 5.250%, 5/01/37
14,540	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA	16,086,038
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
19,540	Total Minnesota			21,203,738
	Mississippi – 1.3% (0.8% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/14 at 100.00	BBB	9,755,948
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	A	2,484,009
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
12,225	Total Mississippi			12,239,957
	Missouri – 3.0% (1.9% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	2,834,194
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
10,370	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	11,026,628
	CoxHealth, Series 2013A, 5.000%, 11/15/48
3,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	1/17 at 100.00	AA+	3,237,480
	Bonds, Series 2007A, 5.000%, 1/01/32 – AMBAC Insured
6,000	Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Plum Point Project,	1/16 at 100.00	AA–	6,245,340
	Series 2006, 5.000%, 1/01/34 – NPFG Insured
5,130	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,458,884
27,085	Total Missouri			28,802,526
	Nevada – 3.6% (2.3% of Total Investments)
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	26,099,872
	International Airport, Series 2010A, 5.250%, 7/01/42
	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A:
5,130	5.250%, 7/01/31	7/17 at 100.00	A	5,389,783
2,500	18.774%, 7/01/31 – BHAC Insured (IF) (5)	7/17 at 100.00	AA+	3,067,700
31,825	Total Nevada			34,557,355
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,387,200
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.0% (2.5% of Total Investments)
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,015,755
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
3,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	10/14 at 100.00	AA–	3,537,275
	2004A, 5.250%, 7/01/33 – NPFG Insured
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,534,950
	University Hospital, Series 2007, 5.750%, 7/01/37
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AA	5,266,305
	5.500%, 12/15/18 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,169,096
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	4,534,000
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	14,989,480
2,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/38	5/23 at 100.00	AA–	2,236,320
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,746,450
	Series 2007-1A, 4.750%, 6/01/34
67,255	Total New Jersey			38,029,631
	New York – 4.9% (3.1% of Total Investments)
970	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	1/15 at 100.00	N/R	972,493
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
8,115	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	8,849,002
	2011A, 5.250%, 2/15/47
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	2,072,220
	2/15/47 – FGIC Insured
4,410	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	4,701,942
	5.000%, 5/01/38
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA	13,846,432
	4.500%, 11/15/32 – AGM Insured (UB)
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,973,364
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,554,850
	Fiscal 2013 Series I, 5.000%, 5/01/38
2,000	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	No Opt. Call	A+	2,245,460
	Series 2011, 5.750%, 11/15/51
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	3,048,428
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
43,145	Total New York			46,264,191
	North Carolina – 2.4% (1.5% of Total Investments)
5,550	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,791,980
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	5,008,535
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,624,225
	WakeMed, Series 2012A, 5.000%, 10/01/31
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,869,040
	Health System, Series 2009A, 5.000%, 6/01/42
4,055	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	4,346,555
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
21,305	Total North Carolina			22,640,335
	North Dakota – 0.5% (0.3% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	4,606,723
	6.250%, 11/01/31
	Ohio – 6.5% (4.1% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,934,600
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,260	5.125%, 6/01/24	6/17 at 100.00	B–	4,407,775
6,360	5.875%, 6/01/30	6/17 at 100.00	B	5,177,358
4,875	5.750%, 6/01/34	6/17 at 100.00	B	3,890,250
4,290	6.000%, 6/01/42	6/17 at 100.00	B+	3,405,059
14,830	5.875%, 6/01/47	6/17 at 100.00	B	11,601,657
11,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	9,535,751
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	2,652,755
	2011A, 6.000%, 11/15/41
6,280	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	10/14 at 100.00	A+	6,296,077
	5.000%, 5/01/30
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	3,974,088
	2013A-1, 5.000%, 2/15/48
69,345	Total Ohio			61,875,370
	Pennsylvania – 4.4% (2.8% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	1,420,813
	Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA	2,478,531
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA	2,366,844
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA	2,267,483
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA	2,067,913
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA	2,657,194
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA	1,657,236
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA	1,742,160
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	10/14 at 100.00	N/R	550,870
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23
2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	2,150,260
	Revenue, Series 2011B, 5.000%, 12/01/41
1,570	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	1,620,476
	0.000%, 12/01/38
5,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	6,509,748
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA (4)	14,140,658
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
45,575	Total Pennsylvania			41,630,186
	Puerto Rico – 1.1% (0.7% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/25 –	7/15 at 100.00	AA–	590,744
	NPFG Insured
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%,	No Opt. Call	AA–	1,267,781
	7/01/23 – NPFG Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	B	870,030
	7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	BBB	2,840,750
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	BBB	4,772,370
92,265	Total Puerto Rico			10,341,675
	Rhode Island – 0.2% (0.1% of Total Investments)
1,830	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	10/14 at 100.00	BBB+	1,833,733
	Series 2002A, 6.125%, 6/01/32
	South Carolina – 4.5% (2.8% of Total Investments)
2,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA– (4)	2,034,100
	GROWTH, Series 2004, 5.250%, 12/01/17 (Pre-refunded 12/01/14)
5,500	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA– (4)	5,593,775
	GROWTH, Series 2004, 5.250%, 12/01/29 (Pre-refunded 12/01/14)
2,725	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AA– (4)	2,730,396
	Series 2004A, 5.250%, 2/15/25 (Pre-refunded 8/15/14) – NPFG Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	13,277,763
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	7,237,994
2,250	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	No Opt. Call	AA	2,479,433
	System, Series 2006C, 5.000%, 1/01/21 – AGM Insured
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	3,832,666
	5.500%, 12/01/54
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	5,332,320
63,105	Total South Carolina			42,518,447
	Tennessee – 1.9% (1.2% of Total Investments)
2,260	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,460,123
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,240	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/19 at 100.00	AA	3,578,094
	Health System, Refunding Series 2004, 5.000%, 10/01/22 – AGM Insured
325	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AA– (4)	326,281
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,773,460
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
4,965	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	5,178,098
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
16,790	Total Tennessee			18,316,056
	Texas – 15.7% (10.0% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AA–	5,273,850
	5.000%, 5/01/35 – NPFG Insured
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,857,650
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005:
4,000	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA– (4)	4,080,680
13,000	5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA– (4)	13,262,210
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	1,117,260
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	3,078,270
	Schoolhouse Series 2005C, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	3,132,270
	5.000%, 11/01/42 (Alternative Minimum Tax)
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	161,992
	5.250%, 9/01/44
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien
	Series 2013B:
3,240	5.000%, 4/01/53	10/23 at 100.00	AA+	3,464,597
15,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA+	16,039,800
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	9,769,500
	NPFG Insured
3,020	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien	11/14 at 100.00	AA–	3,021,268
	Series 2001B, 5.250%, 11/15/40 – NPFG Insured
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AA	3,530,999
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
1,495	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AA	1,074,741
	Project, Series 2001B, 0.000%, 9/01/23 – AGM Insured
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	1,811,888
	5.500%, 7/01/39
1,275	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB	1,293,271
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 23.67	AAA	8,001,291
	Bonds, Series 2006, 0.000%, 8/15/40
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Series 2008:
5,000	0.000%, 8/15/39	8/17 at 27.35	AAA	1,285,850
19,800	0.000%, 8/15/41	8/17 at 24.20	AAA	4,504,896
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	BBB–	2,104,040
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/28 (Alternative Minimum Tax)
8,735	North Texas Thruway Authority, Dallas North Tollway System Revenue Bonds, Series 2005A,	1/15 at 100.00	AA (4)	8,911,185
	5.000%, 1/01/35 (Pre-refunded 1/01/15) – AGM Insured
7,630	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Series	No Opt. Call	Aaa	8,306,781
	2007, 5.000%, 2/15/32
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	Aa3	3,118,859
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA	5,967,408
	Health Resources, Series 2007B, 5.000%, 11/15/47
3,500	Texas A&M University, Permanent University Fund Bonds, Refunding Series 2006, 5.000%, 7/01/36	No Opt. Call	AAA	3,740,555
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
14,815	5.000%, 12/15/27	No Opt. Call	A3	16,134,424
3,250	5.000%, 12/15/30	No Opt. Call	A3	3,481,530
4,905	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,209,846
	Refunding Series 2012A, 5.000%, 8/15/41
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	2,664,800
	2002A, 0.000%, 8/15/25 – AMBAC Insured
2,710	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	2,967,640
	Project, Series 2011, 6.000%, 11/01/41
189,015	Total Texas			149,369,351
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,194,070
760	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	10/14 at 100.00	AA–	761,832
	(Alternative Minimum Tax)
335	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	1/15 at 100.00	AAA	335,563
	1/01/27 (Alternative Minimum Tax)
70	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	10/14 at 100.00	AA–	70,905
	1/01/15 (Alternative Minimum Tax)
50	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	1/15 at 100.00	AA	50,068
	(Alternative Minimum Tax)
220	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/15 at 100.00	Aaa	220,592
	(Alternative Minimum Tax)
4,435	Total Utah			4,633,030
	Virgin Islands – 0.6% (0.4% of Total Investments)
5,300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	5,308,162
	10/01/33 – RAAI Insured
	Virginia – 4.9% (3.1% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	985,158
	System Obligated Group, Series 2013, 5.000%, 11/01/30
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/28 at 100.00	BBB+	17,590,860
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
10,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	11,644,605
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
3,000	5.125%, 7/01/49	No Opt. Call	BBB–	3,079,770
7,150	5.000%, 7/01/52	No Opt. Call	BBB–	7,301,866
5,755	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/35	No Opt. Call	BBB–	1,927,810
4,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,345,831
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
49,335	Total Virginia			46,875,900
	Washington – 3.5% (2.2% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	8,268,413
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,
	Series 2004:
465	5.000%, 9/01/22 (Pre-refunded 9/01/14) – FGIC Insured	9/14 at 100.00	A1 (4)	466,888
3,100	5.000%, 9/01/28 (Pre-refunded 9/01/14) – FGIC Insured	9/14 at 100.00	A1 (4)	3,112,586
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,443,080
	Series 2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,182,440
	Research Center, Series 2009A, 6.000%, 1/01/33
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	10,197,700
	Services, Series 2006A, 4.625%, 10/01/34 – NPFG Insured (UB) (5)
4,065	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D,	No Opt. Call	AA+	4,497,679
	5.000%, 1/01/33
35,865	Total Washington			33,168,786
	Wisconsin – 2.7% (1.7% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A	2,672,645
	Inc., Series 2013A, 5.125%, 4/15/31
1,780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,869,993
	Series 2012B, 5.000%, 2/15/40
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,209,154
	Healthcare System, Series 2006A, 5.250%, 8/15/23
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	5,957,000
	6.250%, 5/01/37
11,825	Wisconsin State, Transportation Revenue Bonds, Refunding Series 2007-I, 5.000%, 7/01/18	7/15 at 100.00	AA+ (4)	12,352,981
	(Pre-refunded 7/01/15) – NPFG Insured
24,105	Total Wisconsin			26,061,773
$ 1,780,090	Total Muncipal Bonds (cost $1,367,587,291)			1,494,244,105

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 215	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 38,739
59	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	7,868
$ 274	Total Corporate Bonds (cost $19,144)				46,607
	Total Long-Term Investments (cost $1,367,606,435)				1,494,290,712

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)

	MUNICIPAL BONDS – 0.3% (0.2% of Total Investments)

	Louisiana – 0.3% (0.2% of Total Investments)
$ 3,000	Louisiana State, General Obligation Bonds, Series 2005A, 5.000%, 8/01/14 – NPFG Insured (ETM)	No Opt. Call	Aa2 (4)	$ 3,000,000
	Total Short-Term Investments (cost $3,000,000)			3,000,000
	Total Investments (cost $1,370,606,435) – 157.2%			1,497,290,712
	Floating Rate Obligations – (3.6)%			(34,275,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (56.2)% (8)			(535,000,000)
	Other Assets Less Liabilities – 2.6%			24,478,588
	Net Assets Applicable to Common Shares – 100%			$ 952,494,300

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$1,494,244,105	$ —	$1,494,244,105
Corporate Bonds	—	—	46,607	46,607
Short-Term Investments
Municipal Bonds	—	3,000,000	—	3,000,000
Total	$ —	$1,497,244,105	$46,607	$1,497,290,712

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $1,340,937,507

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$142,383,216
Depreciation	(20,301,193)
Net unrealized appreciation (depreciation) of investments	$122,082,023

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Nuveen funds’ Board of Directors/Trustees. For fair value disclosure purposes, investment classified as
Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.7%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014